Property and Equipment, Net by Geographic Area (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Geographical Information [Line Items]
Property and equipment, net	$ 88.1	$ 87.7
Israel
Schedule Of Geographical Information [Line Items]
Property and equipment, net	76.8	77.4
U.S.
Schedule Of Geographical Information [Line Items]
Property and equipment, net	5.4	5.8
Rest of World
Schedule Of Geographical Information [Line Items]
Property and equipment, net	$ 5.9	$ 4.5